NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Tranlation Adjustments (Details)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Year -end GBP£:US$ exchange rate	1.3474	1.3624	1.2920	1.3113
Annual average GBP£:US$ exchange rate	1.3894	1.2851	1.2804	1.2771